Share-Based Payments - Summary of Movements of All Share Rights Issued (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,600,000	3,395,833	3,395,833
Granted	4,676,946	3,500,000
Forfeited	(200,000)	(1,000,000)
Ending balance	5,057,277	1,600,000	3,395,833
Exercisable		600,000	2,395,833
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	309,049	0	0
Forfeited	(6,510)
Ending balance	302,539
Exercisable	302,539